ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions		2 Months Ended
	Jan. 26, 2024 USD ($) $ / shares shares	Mar. 01, 2023 HKD ($)	Sep. 30, 2025	Aug. 25, 2025 $ / shares
Investment Interest Rate		10.00%
Asset Acquisition, Consideration Transferred, Contingent Consideration		$ 1,000
Stock Issued During Period, Shares, New Issues | shares	1,250,000
Common Stock, Par or Stated Value Per Share | (per share)	$ 4.0			$ 0.10
Proceeds From Issuance Of Common Stock Net Of Issuance Costs	$ 3
S U Investment [Member]
Equity Method Investment, Ownership Percentage		100.00%	100.00%
Shine Union [Member]
Equity Method Investment, Ownership Percentage			100.00%
Fortune Jet [Member]
Equity Method Investment, Ownership Percentage			90.00%
Shine Union Macao [Member]
Equity Method Investment, Ownership Percentage			50.00%
Shine Union One [Member]
Equity Method Investment, Ownership Percentage			50.00%